Note 23 - Primary Cash-Generating Units (Detail)	Dec. 31, 2020	Dec. 31, 2019
Global Transaction Banking & Corporate Finance [Member]
Primary Cash-Generating Units [Line Items]
Discount rate (post-tax)	0.00%	8.60%
Wealth Management [Member]
Primary Cash-Generating Units [Line Items]
Discount rate (post-tax)	0.00%	8.40%